REVENUE AND GEOGRAPHY INFORMATION	6 Months Ended
Sep. 30, 2025
Revenue from Contract with Customer [Abstract]
REVENUE AND GEOGRAPHY INFORMATION

NOTE 16 — REVENUE AND GEOGRAPHY INFORMATION

	Six months ended September 30,
	2024	2025
	RMB	RMB
Feature phone	39,997	29,843
Smart phone	14,764	7,594
Pad/Laptop	40,550	57,471
Others	43,094	4,623
Total	138,405	99,531

The location of the Company’s long-lived assets is as follows:

	As of March 31,	As of September 30,
	2025	2025
	RMB	RMB
PRC	44,369	40,816
Total	44,369	40,816

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)